Investment Securities at Fair Value	12 Months Ended
Dec. 31, 2025
EBP 004
EBP, Investment, Fair Value and NAV [Line Items]
Investment Securities at Fair Value	Investment Securities at Fair Value
Investment securities recorded at fair value at December 31, 2025 and 2024 consisted of mutual funds, collective investment trusts, and common stock issued by the Company.
U.S. GAAP establishes a fair value hierarchy that prioritizes the inputs to valuation techniques used to measure fair value. The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). The three levels of fair value hierarchy under U.S. GAAP are as follows:
Level 1: Unadjusted quoted market prices in active markets that are accessible at the measurement date for identical, unrestricted assets or liabilities;
Level 2: Quoted prices in markets that are not active, or inputs that are observable either directly or indirectly, for substantially the full term of the asset or liability; and
Level 3: Prices or valuation techniques that require inputs that are both significant to the fair value measurement and unobservable (i.e., supported by little or no market activity).
A financial instrument’s level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement.
There have been no changes in valuation methodologies used at December 31, 2025 and 2024 and there were no transfers between levels for the years ended December 31, 2025 and 2024. The valuation methodologies used for assets measured at fair value are as follows:
Collective Investment Trusts: Measured using quoted prices in markets that are not active, and valued by the net asset value ("NAV") of the units, based on the fair value of the underlying holdings.
Mutual funds: Mutual Funds are measured based on exchange quoted prices available in active markets.
Provident Financial Services Inc. common stock: Valued at the closing price reported on the active market on which the individual securities are traded (New York Stock Exchange).
The preceding methods described may produce a fair value calculation that may not be indicative of net realizable value or reflective of future fair values. Furthermore, although the Plan believes its valuation methods are appropriate and consistent with other market participants, the use of different methodologies or assumptions to determine the fair value of certain financial instruments could result in a different fair value measurement at the reporting date.
The following tables present the Plan’s fair value hierarchy for those investments measured at fair value as of December 31, 2025 and 2024:

	Fair value measurements at December 31, 2025
	Total	Level 1	Level 2	Level 3
Collective Investment Trusts	$172,898,790	$—	$172,898,790	$—
Mutual funds	$94,144,693	94,144,693	—	—
Company common stock	$71,066,375	71,066,375	—	—
	$338,109,858	$165,211,068	$172,898,790	$—

	Fair value measurements at December 31, 2024
	Total	Level 1	Level 2	Level 3
Collective Investment Trusts	$87,138,861	$—	$87,138,861	$—
Mutual funds	$69,273,763	69,273,763	—	—
Company common stock	$13,320,220	13,320,220	—	—
	$169,732,844	$82,593,983	$87,138,861	$—

The Plan’s investments in mutual funds and collective investment trusts are valued and redeemable daily. There are no restrictions on redemptions except if certain funds are held in participant accounts for less than specified periods, the account may be charged a redemption fee on the amount redeemed.